Financial instruments - Offsetting of Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives - assets
Gross amount of financial instruments as presented upon balance sheet	€ 4.9	€ 21.2
Related financial instruments that are offset	(4.9)	(20.4)
Net amount	0.0	0.8
Derivatives - liabilities
Gross amount of financial instruments as presented upon balance sheet	(131.6)	(60.8)
Related financial instruments that are offset	4.9	20.4
Net amount	€ (126.7)	€ (40.4)